Note 15 - Shareholders' Equity (Details Textual)		1 Months Ended			12 Months Ended
	Oct. 28, 2011 $ / shares shares	Dec. 31, 2012 $ / shares	Jan. 31, 2012 $ / shares	Oct. 31, 2010 $ / shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2017 USD ($) shares	Oct. 31, 2016 USD ($)	Jul. 14, 2015 shares
Common Stock, Shares, Outstanding, Ending Balance					7,694,387	7,315,605
Stock Repurchase Program, Number of Shares Authorized to be Repurchased								400,000
Purchase And Retire Percentage Of Shares In Common Stock Outstanding								6.00%
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased					398,400
Stock Repurchased and Retired During Period, Shares					272
Stock Repurchased and Retired During Period, Value | $					$ 1,557	$ 18,122	$ 40,150
Common Stock Dividends, Rights Per Share	1
Minimum Percentage of Stock Owner in Stockholder Protection Rights Agreement	15.00%
Preferred Stock, Redemption Price Per Share | $ / shares	$ 0.0001
Preferred Stock Dividends, Rights Per Share, No Par Value | $ / shares	0
Preferred Stock, Exercise Price | $ / shares	$ 25
Preferred Stock, Number of Votes	1,000
Preferred Stock, Dividend Rate, Percentage	1000.00%
Preferred Stock, Capital Shares Reserved for Future Issuance						100,000
Common Stock, Dividends, Per Share, Declared | $ / shares		$ 0.02	$ 0.015	$ 0.01
Minimum [Member]
Stock Repurchase Program, Period in Force					2 years
Maximum [Member]
Stock Repurchase Program, Period in Force					3 years